Acquisitions and disposals - Disclosure of Net Assets Acquired and Total Payment for Acquisition (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Intangible assets	€ 430
Other non-current assets	4
Trade and other receivables	25
Other current assets	56
Non-current liabilities	(114)
Current liabilities	(33)
Net assets acquired	368
Non-controlling interest	(20)
Goodwill	327
Total consideration	675	€ 811
Of which:
Cash consideration paid	652
Deferred consideration	23
Inventory recognised as of acquisition date	18
Business combination cash acquired	30
Deferred tax liabilities recognised as of acquisition date	€ 109